Equity reserves and long-term incentive plan awards - Disclosure of detailed information about terms share based payment arrangement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Share-based compensation expense	$ 1,128	$ 1,123
Gross proceeds from stock option exercises	$ 2,843	$ 19